EATON VANCE MUNICIPALS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 333-572) certifies (a) that the forms of Prospectus and Statement of Additional Information dated January 1, 2009 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 116 (“Amendment No. 116”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 116 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-08-001623) on December 24, 2008:

Eaton Vance Alabama Municipals Fund
Eaton Vance Arkansas Municipals Fund
Eaton Vance Georgia Municipals Fund
Eaton Vance Kentucky Municipals Fund
Eaton Vance Louisiana Municipals Fund
Eaton Vance Maryland Municipals Fund
Eaton Vance Missouri Municipals Fund
Eaton Vance North Carolina Municipals Fund
Eaton Vance Oregon Municipals Fund
Eaton Vance South Carolina Municipals Fund
Eaton Vance Tennessee Municipals Fund
Eaton Vance Virginia Municipals Fund

EATON VANCE MUNICIPALS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: January 2, 2009